Condensed Statements of Cash Flows - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from Operating Activities:
Net (loss) income	$ (2,857,183)	$ 7,375,172	$ 9,460,263	$ 14,334,250
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Formation costs paid by Sponsor			18,356
Interest earned on cash held in Trust Account	0	(386,945)
Recovery of offering costs allocated to warrants	(425,040)	0
Change in fair value of warrant liabilities	1,252,800	(8,262,960)	(10,944,240)	(13,179,936)
Warrant issuance costs			710,081
Changes in current assets and liabilities:
Prepaid expenses	17,483	253,918	(576,515)	545,405
Accrued expenses			371,704	1,455,576
Accounts payable and accrued expenses	2,797,547	584,389
Due to related party	135,000	60,000	24,193	120,000
Net cash provided by (used in) operating activities	920,607	(376,426)	(936,158)	3,275,295
Cash flows from investing activities:
Investment of cash in Trust Account			(281,520,000)
Reinvestment of marketable securities held in Trust Account	(1,305,870)	0	(2,137)	(3,984,431)
Extension funding of Trust Account	(695,173)	0
Cash withdrawn from Trust Account in connection with redemption	255,875,758	0
Net cash provided by investing activities	253,874,715	0	(281,522,137)	(3,984,431)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters fees payable			270,480,000
Proceeds from sale of founder shares to Salient Client Accounts			2,698	0
Proceeds from private placement warrants			14,040,000
Repayment of a loan from related party			(90,922)
Payment of other offering costs			(649,578)
Redemption of Class A common stock subject to possible redemption	(255,875,758)	0
Proceeds from note payable-related party	515,862	0
Net cash used in financing activities	(255,359,896)	0	283,782,198
Net change in cash	(564,574)	(376,426)	1,323,903	(709,136)
Cash, beginning of the period	614,767	1,323,903		1,323,903
Cash, end of the period	50,193	947,477	1,323,903	614,767
Supplemental disclosure of cash flow information:
Change in value of Class A ordinary shares subject to possible redemption	2,001,043	389,082		3,986,568
Deferred underwriting fee			9,660,000
Deferred offering cost included in accrued offering costs and expenses			39,712
Deferred offering costs paid by Sponsor under the promissory note			152,990
Formation and operating costs paid by Sponsor through issuance of promissory note			18,356
Deferred offering cost paid by Sponsor in exchange for issuance of founder shares			$ 25,000
Impact of the waiver of deferred commission by the underwriters	$ 9,234,960	$ 0